Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
ASSETS
Property and equipment, net		$ 46,611	$ 50,127
Cash	[1]	843	6,792
Restricted cash		3,066	3,056
Accounts receivable, net of allowances of $1,298 and $177		6,289	2,145
Prepaid expenses and other		746	460
Notes receivable		1,099	362
Intangible assets - bed licenses		2,471	2,471
Intangible assets - lease rights, net		110	134
Right-of-use operating lease assets		2,848	29,909
Goodwill		1,585	1,585
Lease deposits and other deposits			398
Straight-line rent receivable		2,912	8,257
Total assets		68,580	105,696
LIABILITIES AND EQUITY
Senior debt, net		45,163	46,043
Bonds, net		6,120	6,239
Other debt, net		895	594
Accounts payable		3,293	3,749
Accrued expenses		5,036	4,987
Operating lease obligation		3,226	32,059
Other liabilities		1,131	1,629
Total liabilities		64,864	95,300
Commitments and Contingencies (Note 13)
Stockholders’ equity:
Common stock and additional paid-in capital, no par value; 55,000 shares authorized; 1,794 and 1,775 shares issued and 1,775 and 1,775 shares outstanding at December 31, 2022 and December 31, 2021, respectively		62,702	62,515
Preferred stock, no par value; 5,000 shares authorized; 2,812 shares issued and outstanding, redemption amount $70,288 at December 31, 2022 and December 31, 2021		62,423	62,423
Accumulated deficit		(121,409)	(114,542)
Total stockholders’ equity		3,716	10,396
Total liabilities and stockholders’ equity		$ 68,580	$ 105,696

[1]	Includes a Medicaid overpayment of $.02 million which the Company expects to repay soon and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheet as of December 31, 2022 and a Medicaid overpayment of $1.5 million as of December 31, 2021.